Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of (Loss) / Income before Income Taxes
Total (loss) / income before income taxes consists of the following, by jurisdiction:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Bermuda	(172.3)	105.2	(167.6)	67.0
Foreign	(58.2)	(65.3)	(80.8)	(31.4)
Total	(230.5)	39.9	(248.4)	35.6

Schedule of Income Tax (Expense) Benefit
Income tax (expense) / benefit consists of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Current tax expense	(12.1)	(10.3)	(23.0)	(23.4)
Change in deferred tax	1.2	5.5	1.0	6.0
Total	(10.9)	(4.8)	(22.0)	(17.4)